Income taxes - Pre-tax income (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income taxes
Pre-tax income	¥ 1,894,330,096	$ 259,522,159	¥ 1,468,577,989	¥ 1,219,896,176
Cayman Islands entity
Income taxes
Pre-tax income	(7,595,959)	(1,040,642)	(3,703,756)	(5,585,777)
Hong Kong entities
Income taxes
Pre-tax income	11,787,138	1,614,831	1,137,814	(17,758,020)
Chinese Mainland entities
Income taxes
Pre-tax income	¥ 1,890,138,917	$ 258,947,970	¥ 1,471,143,931	¥ 1,243,239,973